Consolidated Statements of Net Earnings (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 935,753	$ 1,541,320
Expenses:
Operating	583,420	1,038,967
General and administrative	70,869	104,010
Restructuring	18,061	6,438
Earnings before income taxes, gain on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, reversal of impairment of property, plant and equipment, loss on asset decommissioning, gain on asset disposals and depreciation and amortization	263,403	391,905
Depreciation and amortization	316,322	333,616
Gain on asset disposals	(11,931)	(50,741)
Loss on asset decommissioning		20,263
Reversal of impairment of property, plant and equipment		(5,810)
Foreign exchange	4,542	(8,722)
Finance charges	107,468	118,453
Gain on redemption and repurchase of unsecured senior notes	(43,814)	(6,815)
Loss before income taxes	(109,184)	(8,339)
Income taxes:
Current	5,290	1,080
Deferred	5,664	(16,037)
Income tax recovery	10,954	(14,957)
Net earnings (loss)	$ (120,138)	$ 6,618
Net earnings (loss) per share:
Basic	$ (8.76)	$ 0.46
Diluted	$ (8.76)	$ 0.45